Other Receivables, Net	12 Months Ended
Jun. 30, 2025
Other Receivables, Net [Abstract]
Other receivables, net

Note 5 – Other receivables, net

Other receivables consisted of the following:

	June 30, 2025	June 30, 2024

Others	$-	$332
Receivables from vendors upon cancellation of concerts	23,286,550	23,286,550
Receivables from sale of concert rights	1,500,000	1,500,000
Other receivables	24,786,550	24,786,882
Less: Allowance for credit losses	(24,786,550)	(24,411,882)
Other receivables, net	$-	$375,000

For the years ended June 30, 2025, 2024 and 2023, the Company recognized $375,000, $16,911,882 and $7,500,000 on allowance for credit losses, respectively.

Movements of allowance for credit losses consisted of the following as of the date indicated:

	June 30, 2025	June 30, 2024

Beginning balance	$24,411,882	$7,500,000
Addition	375,000	16,911,882
Write off	(332)	-
Ending balance	$24,786,550	$24,411,882